Segmented Information (Details) (USD $)	12 Months Ended			61 Months Ended	97 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2012
Segment reporting information by segment [Abstract]
Interest income	$ 42,660	$ 118,870	$ 35,853		$ 1,179,492
Other income	73,130	180,833	0		253,963
Total Revenue	115,790	299,703	35,853		1,433,455
Expenses:
Exploration	13,427,376	7,984,774	6,043,791		45,209,413
Professional fees	1,166,881	1,280,869	931,404		8,672,804
Directors compensation	1,357,051	813,154	141,224		2,311,429
Travel and lodging	224,705	212,999	192,642		1,486,952
Corporate communications	440,382	260,309	332,139		3,817,789
Consulting fees	475,087	464,790	418,437		14,744,697
Office and administration	451,773	333,789	429,149		3,141,395
Interest and service charges	10,648	12,643	57,644
Insurance	323,777	317,457	47,804		917,106
Amortization	77,155	73,299	66,367		446,733
Accretion	153,704	119,884	0		273,588
Acquisition expenses	0	262,764	1,242,569		1,505,334
Miscellaneous	0	0	18,124		203,097
Write off of mineral property	100,000	10,000	275,000		1,856,049
Income and other taxes	0	13,015	51,732		64,747
Total Expenses	18,208,539	12,159,746	10,248,026		84,795,684
Net Loss before other items	18,092,749	11,860,043	10,212,173		83,362,229
Other items
Change in fair value of equity conversion right	0	169,081	821,155		990,236
Change in fair value of warrant liability	(6,167,873)	16,421,412	(5,681,370)		17,210,044
Loss on sale of marketable securities	166,732	0	0		166,732
Net Loss	12,091,608	28,450,536	5,351,958	43,197,264	101,729,241
Other comprehensive loss
Foreign currency translation adjustment	113,460	(492,405)	156,483	287,192	64,730
Unrealized loss on available for sale securities	(30,945)	30,945	0		0
Total Comprehensive Loss for the Period	12,174,123	27,989,076	5,508,441		101,793,971
Mineral properties	50,479,859	49,515,859			50,479,859
Property and Equipment	458,937	487,740			458,937
United States [Member]
Segment reporting information by segment [Abstract]
Interest income	32,869	81,265	35,779
Other income	73,130	178,230	0
Total Revenue	105,999	259,495	35,779
Expenses:
Exploration	4,479,783	4,516,969	640,045
Professional fees	1,166,881	1,280,869	930,926
Directors compensation	1,357,051	813,154	141,224
Travel and lodging	224,705	212,999	192,642
Corporate communications	440,382	260,309	332,139
Consulting fees	475,087	464,790	418,437
Office and administration	383,691	297,702	310,371
Interest and service charges	7,480	9,586	53,818
Insurance	323,777	317,457	47,804
Amortization	41,027	20,161	18,661
Accretion	153,704	119,884
Acquisition expenses		262,764	1,242,569
Miscellaneous			18,124
Write off of mineral property	0	0	275,000
Income and other taxes		13,015	51,732
Total Expenses	9,053,568	8,589,659	4,673,492
Net Loss before other items	8,947,569	8,330,164	4,637,713
Other items
Change in fair value of equity conversion right		169,081	821,155
Change in fair value of warrant liability	(6,167,873)	16,421,412	(5,681,370)
Loss on sale of marketable securities	166,732
Net Loss	2,946,428	24,920,657	(222,502)
Other comprehensive loss
Foreign currency translation adjustment	113,460	(492,405)	156,483
Unrealized loss on available for sale securities		30,945
Total Comprehensive Loss for the Period	3,028,943	24,459,197	(66,019)
Mineral properties	28,337,596	27,373,596			28,337,596
Property and Equipment	99,686	131,683			99,686
Mexico / Latin America [Member]
Segment reporting information by segment [Abstract]
Interest income		37,605	74
Other income		2,603	0
Total Revenue		40,208	74
Expenses:
Exploration		3,467,805	5,403,746
Professional fees		0	478
Directors compensation		0	0
Travel and lodging		0	0
Corporate communications		0	0
Consulting fees		0	0
Office and administration		36,086	118,778
Interest and service charges		3,057	3,826
Insurance		0	0
Amortization		53,138	47,706
Accretion		0
Acquisition expenses		0	0
Miscellaneous			0
Write off of mineral property		10,000	0
Income and other taxes		0	0
Total Expenses		3,570,086	5,574,534
Net Loss before other items		3,529,878	5,574,460
Other items
Change in fair value of equity conversion right		0	0
Change in fair value of warrant liability		0	0
Net Loss		3,529,878	5,574,460
Other comprehensive loss
Foreign currency translation adjustment		0	0
Unrealized loss on available for sale securities		0
Total Comprehensive Loss for the Period		3,529,878	5,574,460
Mexico [Member]
Segment reporting information by segment [Abstract]
Interest income	9,791
Other income	0
Total Revenue	9,791
Expenses:
Exploration	8,947,593
Professional fees	0
Directors compensation	0
Travel and lodging	0
Corporate communications	0
Consulting fees	0
Office and administration	68,082
Interest and service charges	3,168
Insurance	0
Amortization	36,128
Accretion	0
Write off of mineral property	100,000
Total Expenses	9,154,971
Net Loss before other items	9,145,180
Other items
Change in fair value of warrant liability	0
Loss on sale of marketable securities	0
Net Loss	9,145,180
Other comprehensive loss
Foreign currency translation adjustment	0
Total Comprehensive Loss for the Period	9,145,180
Mineral properties	22,142,263	22,142,263			22,142,263
Property and Equipment	$ 359,251	$ 356,057			$ 359,251